Expense Example {- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-07 - Fidelity® Commodity Strategy Fund - Fidelity Commodity Strategy Fund-Default	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798